Goodwill (Tables)	9 Months Ended
Sep. 30, 2025
Goodwill.
Schedule of changes in goodwill

The following table summarizes the changes in goodwill (in thousands) in the Company’s reportable segments:

	UNITED	UNITED		LATIN
	STATES	KINGDOM	CANADA	AMERICA	TOTAL
Goodwill
December 31, 2023	$31,633	$18,120	$7,417	$—	$57,170
Acquisitions	—	1,089	—	—	1,089
Impact of FX translation	—	—	(142)	—	(142)
September 30, 2024	$31,633	$19,209	$7,275	$—	$58,117

December 31, 2024	$31,633	$19,209	$6,841	$—	$57,683
Impact of FX translation	—	—	223	—	223
September 30, 2025	$31,633	$19,209	$7,064	$—	$57,906